Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Schedule of equity method investments

	As of December 31,
	2023	2024
	RMB	RMB
Wuhan Shayu Network Technology Co., Ltd. (“Shayu”) (1)	143,955,394	151,774,078
Nanshan Stellar Investment LLP (“Nanshan LLP”) (2)	101,719,858	100,411,039
Others	11,841,985	2,822,797
	257,517,237	255,007,914
(1)	The Group aggregately owned 35.084% equity interest in Shayu with investment cost RMB188,009,650. For the years ended December 31, 2022, 2023 and 2024, the Company recognized the share of income (loss) in equity method investments of RMB3,585,612, RMB(28,046,644) and RMB7,818,684, respectively.
(2)	For the years ended December 31,2022, 2023 and 2024, the Company recognized its share of income in equity method investment of US$9,388,560 (equivalent to RMB62,977,379), loss of US$1,426 (equivalent to RMB10,052) and loss of US$382,211 (equivalent to RMB2,789,872), respectively, attributable to income and loss recognized by Nanshan LLP for the change in fair value in Nanshan LLP’s underlying investment.

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Balance sheets data:
Current assets	99,825,485	116,418,686	15,949,295
Non-current assets	224,031,710	229,820,107	31,485,226
Current liabilities	116,536,612	125,769,002	17,230,283

	Years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Statements of comprehensive income (loss) data:
Revenue	399,408,328	296,067,284	233,686,226	32,014,882
Investment gain(1)	63,148,391	—	—	—
Gross profit	95,531,209	78,781,451	90,183,309	12,355,063
Income (loss) from operations	23,085,819	(27,906,082)	2,169,710	297,249
Net income (loss)	26,146,839	(26,539,772)	13,261,559	1,816,826
(1)	Investment gain consisted of the mark-to fair value gain recognized in the financial statements of Nanshan LLP.

	As of December 31,
	2023	2024
	RMB	RMB

NIP Group Inc.	—	76,929,667

Schedule of equity securities without readily determinable fair values

	As of December 31,
	2023	2024
	RMB	RMB
Content producers	109,138,724	55,010,748
Technology and software companies	45,052,097	45,724,440
Others	24,489,229	24,141,925
	178,680,050	124,877,113